Concentrations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	December 31,		December 31,
	2021		2020
United States	$-	-%	$-	-%
China	31,787	84%	340,381	98%
Singapore	6,226	16%	8,453	2%
Total cash and cash equivalents	$38,013	100%	$348,834	100%

Customer Concentration Risk [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	For the nine months ended September 30,
Customer	2022		2021
	Amount	%	Amount	%
A	2,551,090	39%	2,407,951	32%
B	2,715,338	42%	2,308,618	31%

	For the year ended December 31,
	2021		2020
Customer	Amount	%	Amount	%
Guangzhou Lvxing Organic Agricultural Products Co., Ltd	3,521,542	36%	2,597,402	36%
Guangzhou Xianshangge Trading Co., Ltd	3,414,994	35%	3,011,449	42%

Supplier Concentration Risk [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	For the nine months ended September 30,
Suppliers	2022		2021
	Amount	%	Amount	%
A	1,412,513	30%	N/A	N/A
B	1,689,611	36%	593,100	14%
C	691,015	15%	746,589	17%
D	N/A	N/A	621,387	15%
E	697,444	15%	619,532	14%

	For the year ended December 31,
	2021		2020
Suppliers	Amount	%	Amount	%
A	977,168	19%	N/A	N/A
B	913,496	18%	2,618,036	35%
C	837,216	16%	N/A	N/A
D	623,261	12%	725,566	10%
E	621,401	12%	N/A	N/A

Geographic Concentration Risk [Member]
Concentrations (Tables) [Line Items]
Schedule of concentration of customers, suppliers & geographic area
	September 30, 2022		December 31, 2021
China	$10,280	4%	$31,787	84%
Singapore	230,521	96%	6,226	16%
Total cash and cash equivalents	$240,801	100%	$38,013	100%